Shareholders' Equity (Deficit) (Details)									1 Months Ended				12 Months Ended
	Aug. 09, 2024 USD ($)	Jan. 31, 2024 shares	Dec. 14, 2023 shares	Oct. 26, 2023 USD ($)	Jul. 31, 2023 $ / shares shares	Oct. 02, 2022 shares	Jun. 26, 2022 ₪ / shares	May 23, 2022 shares	Apr. 30, 2024 shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares	Aug. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 ₪ / shares	Jul. 24, 2024 ₪ / shares	Jan. 23, 2024 ILS (₪) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Sep. 25, 2022 ILS (₪) shares
Class of Stock [Line Items]
Voting shares													one
Ordinary shares, par value | ₪ / shares																₪ 0.02			₪ 0.02
Gross proceeds (in Dollars) | $														$ 4,106,699
Warrants convertible into shares					504,976
Exercisable period													5 years 6 months
Warrants cashless exercise shares									131,249	131,249	131,249
Proceeds from exercise of warrants (in Dollars) | $													$ 1,820,001
Issuance of fair value of the derivative warrant liabilities (in Dollars) | $														247,129
Underwriters option period					45 days
Underwriters option period not exercised					45 days
Gross proceeds (in Dollars) | $														6,695,957
Fair value of warrants (in Dollars) | $													5,688,891	277,600
Repaid credit facility (in Dollars) | $												$ 745,000
Total stock-based compensation expenses (in Dollars) | $													75,357	14,815
Description of share split						1.23-for-1 forward share split
Registered share capital (in New Shekels) | $													$ 72,061	$ 56,227
Number of ordinary shares													12,817,092	10,073,956
Stockholders equity reverse stock split							1-for-2 reverse stock split
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Number of warrants		605,452							605,452	605,452	605,452
Warrants exercised									359,020		605,452
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercised											132,116
Warrants cashless exercise shares		601,367
Series A Warrants [Member]
Class of Stock [Line Items]
Number of warrants exercised into shares													1,654,546
Proceeds from exercise of warrants (in Dollars) | $													$ 1,800,000
Number of warrants outstanding													2,981,818	4,636,364
Fair value of warrants (in Dollars) | $													$ 5,688,891	$ 277,600
Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares													$ 4
Number of warrants outstanding													111,261
Maximum [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Warrants cashless exercise shares													2,876,957
Maximum [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants cashless exercise shares														2,876,957
Minimum [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants cashless exercise shares													8,217
Minimum [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants cashless exercise shares														8,217
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ₪ / shares																	₪ 0.02
Aggregate share													1,136,364
Warrants convertible into shares															3,237,699
Aggregate shares														1,950,000
Warrants cashless exercise shares		131,249							355,974
Number of warrants exercised into shares													1,654,546
Gross proceeds (in Dollars) | $													$ 7,800,000
Registered share capital (in New Shekels) | ₪																		₪ 4,000,000
Number of ordinary shares																		200,000,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares							₪ 0.02
Ordinary Shares [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares													$ 1.1
Shareholders [Member]
Class of Stock [Line Items]
Registered share capital (in New Shekels) | ₪																		₪ 3,500,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares							₪ 0.01
Consulting Agreement [Member]
Class of Stock [Line Items]
Warrants to purchase shares															1
Consulting Agreement [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value | (per share)															$ 0.00555					₪ 0.02
Board of Directors [Member]
Class of Stock [Line Items]
Issuance of bonus shares						672,691		4,178,206
Share split conversion ratio						0.23		2.5
Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants		132,116							132,116	132,116	132,116
Warrants cashless exercise shares									601,367	601,367	601,367
PIPE [Member]
Class of Stock [Line Items]
Gross proceeds (in Dollars) | $				$ 5,100,000
Other expenses (in Dollars) | $				$ 975,811
Proceeds from derivative warrant liabilities (in Dollars) | $													$ 1,287,173
Proceeds from equity instruments (in Dollars) | $													3,795,338
Issuance expenses (in Dollars) | $													3,066,656
Private Placement [Member]
Class of Stock [Line Items]
Issuance of fair value of the derivative warrant liabilities (in Dollars) | $													$ 247,129
Private Placement [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Number of warrants													3,500,000
Warrants to purchase shares													1
Warrant exercise price (in Dollars per share) | $ / shares													$ 0.005
Warrants exercised														2,894,548
Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares													$ 0.005
Warrants convertible into shares													140,373
Price per share (in Dollars per share) | $ / shares													$ 0.5
Aggregate shares			140,373										5,563,638
Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Number of warrants													4,636,364
Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercised														8,257
IPO [Member]
Class of Stock [Line Items]
Aggregate share					1,950,000
Share price (in Dollars per share) | $ / shares					$ 4
Issuance of bonus shares					292,500
Gross proceeds (in Dollars) | $	$ 50,000,000
Net proceeds (in Dollars) | $													$ 5,800,000
Underwriting discounts and commissions (in Dollars) | $													800,000
Offering costs (in Dollars) | $													1,200,000		$ 39,091
Converted amount (in Dollars) | $													2,019,904
Fair value of warrants (in Dollars) | $													387,660
Repaid credit facility (in Dollars) | $													745,000
Total stock-based compensation expenses (in Dollars) | $														$ 296,283	$ 91,377
IPO [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares					97,500
Warrant exercise price (in Dollars per share) | $ / shares					$ 5
Fair value of warrants (in Dollars) | $													93,600
IPO [Member] | Maximum [Member]
Class of Stock [Line Items]
Registered share capital (in New Shekels) | ₪																					₪ 500,000
Number of ordinary shares																					25,000,000
IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Registered share capital (in New Shekels) | ₪																					₪ 400,000
Number of ordinary shares																					20,000,000
IPO [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Converted amount (in Dollars) | $													$ 1,514,928
Converted shares													504,976
IPO [Member] | Advisor [Member]
Class of Stock [Line Items]
Number of warrants													144,606
Fair value of warrants (in Dollars) | $													$ 85,318
IPO [Member] | Advisor [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares													1
Warrant exercise price (in Dollars per share) | $ / shares													$ 1.275
IPO [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Number of warrants															179,510